Trade Receivable, Net - Summary of Trade Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	$ 10,863	$ 9,705
Other	1,007	980
Allowance for doubtful accounts on trade receivables	(531)	(515)
Accounts receivable, net	13,014	11,523
The Coca-Cola Company
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	820	509
Loans to employees
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	82	82
FEMSA and Subsidiaries
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	634	624
Other Related Parties
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	139	138
Other	$ 0	$ 5